Acquisition of Seaspan Management Services Limited - Aggregate Purchase Price, Excluding Potential Balance Sheet Adjustments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Business Acquisition [Line Items]
4,220,728 of the Company's Class A common shares	$ 66,899
Contingent consideration	9,953
Settlement of intercompany balances	19,693
Stock based compensation (note 13)	1,160
Aggregate purchase price	97,705
Cash and cash equivalent	23,911
Current assets	34,525
Other assets	5,335
Capital assets	678
Intangible assets	1,706
Goodwill	66,662
Total assets acquired	132,817
Debt assumed	5,000
Current liabilities	29,153
Other long-term liabilities	959
Net assets acquired	$ 97,705